Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 30,600	$ 34,645	$ 42,925	$ 40,441	$ 31,914	$ 85,976	$ 72,689	$ 8,300	$ 13,134
Accounts receivable, net	48,055	44,538	41,712	51,044	57,439	51,615	52,895	47,841	42,358
Inventories, net	8,774	10,051	8,272	9,897	11,789	15,470	12,147	9,864	6,627
Income taxes receivable	424	502	1,532	901	1,225	934	704	724	327
Prepaid expenses and other current assets	12,625	13,484	12,930	8,703	7,274	7,363	14,960	14,726	9,908
Total current assets	100,478	103,220	107,371	110,986	109,641	161,358	153,395	81,455	72,354
Non-current assets
Restricted cash	361	362	358	363	370	367	367	371	372
Property and equipment, net	12,137	11,899	12,141	11,890	12,167	12,240	12,630	12,606	13,338
Intangibles assets, net	183,252	192,504	200,398	210,946	221,856	202,550	211,688	221,024	228,939
Goodwill (excess of consideration transferred over net identifiable assets acquired)	369,870	369,706	427,057	427,579	428,153	383,415	383,643	383,880	383,736	$ 384,202
Operating lease right-of-use assets	9,501	10,019	10,430	8,110	8,565
Deferred tax assets	54	55	565			0
Other long-term assets	876	971	653	381	401	407	458	3,531	2,595
Total assets	676,529	688,736	758,973	770,255	781,153	760,337	762,295	702,986	701,456
Current liabilities
Accounts payable	23,264	17,835	18,201	19,288	19,901	16,004	20,522	23,181	19,515
Accrued liabilities	15,850	15,793	14,590	15,660	11,676	22,353
Current portion of operating lease liabilities	1,649	1,811	1,872	1,976	1,643
Income taxes payable	1,212	207	0	0	554	467	596	640	710
Deferred revenue	7,732	7,817	7,012	7,014	7,020	6,889	6,797	7,074	7,634
Current portion of long-term debt and other borrowings, net	5,370	5,345	5,319	3,165	3,206	3,326	3,153	3,153	3,153
Total current liabilities	55,077	48,808	46,994	47,103	44,000	49,039	59,101	70,066	61,279
Non-current liabilities
Deferred tax liabilities	23,272	25,248	33,454	35,034	38,196	37,925	36,378	40,462	42,375
Warrant liability	30	33	33	153	259	286	273	13,561	13,520
Non-current portion of operating lease liabilities	8,961	9,275	9,501	6,852	7,430
Long-term debt and other borrowings, net	413,090	413,910	414,683	413,788	414,026	399,115	378,356	297,773	298,010
Other long-term liabilities	11,404	10,790				6,450
Total liabilities	511,834	508,064	513,250	511,059	511,295	492,815	482,733	430,944	423,945
Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 76,292,241 and 72,027,743 shares issued and outstanding at December 31, 2022 and December 31, 2021	8	8	8	8	8	7	7	3	3
Additional paid-in capital	437,677	435,292	432,566	429,547	427,046	413,315	412,985	121,321	128,538
Accumulated other comprehensive loss	(6,262)	(6,390)	(8,174)	(5,959)	(3,586)	(3,463)	(3,295)	(2,040)	(2,458)
Accumulated deficit	(266,728)	(248,238)	(178,677)	(164,400)	(153,610)	(142,337)	(130,135)	(125,762)	(119,560)
Total stockholders’ equity	164,695	180,672	245,723	259,196	269,858	267,522	279,562	(6,478)	6,523	$ 16,496
Total liabilities and stockholders’ equity	$ 676,529	$ 688,736	$ 758,973	$ 770,255	$ 781,153	$ 760,337	$ 762,295	$ 702,986	$ 701,456